Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
4.  Related Party Transactions

Each Partnership's cash is on deposit in commodity brokerage accounts with Morgan Stanley.  MS&Co. pays interest on these funds as described in Note 2.  Summary of Significant Accounting Policies.  Each Partnership pays brokerage fees to MS&Co. as described in Note 2. Summary of Significant Accounting Policies.  MSCG acts as the counterparty on all trading of options on foreign currency forward contracts.